Other disclosures - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Statutory audit	kr 25	kr 24	kr 24
Audit-related services	3	4	4
Tax advisory services	11	10	9
Other services	3	5	4
Total fee to statutory auditors	42	43	41
Fees for other services than statutory audit	17	19	17
Other services	kr 9	kr 8	kr 7